Richard H. Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 203 925-3707 richard.kirk@prudential.com

December 28, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Definitive Prospectus Supplements and Statements of Additional Information Filings Pursuant to Rule 497(j)

Prudential Annuities Life Assurance Corporation Variable Account B
Investment Company Act No. 811-5438
333-96577
333-71654
333-71672
333-71834
333-150220
333-152411
333-08853

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of Prudential Annuities Life Assurance Corporation Variable Account B (the “Registrant”), we hereby certify that:

1.
With respect to the Prospectus Supplements and Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements, the form of Prospectus Supplements and SAIs that would have been filed under paragraphs (e) and (c), respectively, of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments; and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Please call me at (203) 925-3707 if you have any questions.

Very truly yours,

/s/Richard H. Kirk
Richard H. Kirk